Significant accounting policies (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) Mcf	Dec. 31, 2024 USD ($)
Significant accounting policies
Impairment losses on financial assets	$ 0	$ 0
Transfers of financial assets into level 2	0	0
Transfers of financial assets into level 1	0	0
Transfers into level 3	0	0
Transfers out of level 3	$ 0	0
Energy equivalent conversion ratio | Mcf	6
Impairment on Royalty and Streaming interests	$ 0	0
Expected dividend yield on common stock as of grant date	0.00%
Fair Value | Level 3
Significant accounting policies
Financial instruments outstanding	$ 0	$ 0